February 2, 2009

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Tamarack Funds Trust (SEC File Nos. 333-111986 / 811-21475)

Accession Number: 0000897101-09-000163

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “1933 Act”), and on behalf of the Registrant, please accept this letter as certification that the Registrant’s forms of the Statement of Additional Information, each dated January 28, 2009, do not differ from those contained in Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act, and Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (the “Amendment”). This Amendment was filed electronically on January 28, 2009.

No fees are required in connection with this filing. Please contact me at (612) 376-7164 if you have any questions.

Very truly yours,

/s/ Erik R. Preus

Erik R. Preus